Form N-PX

                     Annual Report of Proxy Voting Record of

                   BACAP Alternative Multi-Strategy Fund, LLC




                  Investment Company Act File Number: 811-21252

                                   Registrant
                   BACAP Alternative Multi-Strategy Fund, LLC
                              Bank of America Plaza
                               Charlotte, NC 28255
                                  646-313-8788

                                Agent for Service

                               Lawrence Morganthal
                               40 West 57th Street
                            New York, New York 10019




             Date of Reporting Period: July 1, 2003 to June 30, 2004


The registrant held no securities during the period July 1, 2003 through June 30, 2004 that required proxy votes and therefore there are no voting records to report.

                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                            By:  /s/ Lawrence Morganthal
                            President
                            Date: August 30, 2004